UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     683 Capital Management, LLC

Address:  595 Madison Avenue, 17th Floor
          New York, NY 10022

13F File Number:  028-14771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ari Zweiman
Title:  Managing Member
Phone:  (212) 554-2391


Signature, Place and Date of Signing:

/s/ Ari Zweiman                   New York, NY                May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $180,977
                                        (thousands)


List of Other Included Managers:

No.        Form 13F File Number             Name

(1)        028-14774                        683 Capital Partners, LP




SK 25603 0001 1281490

                              FORM 13F INFORMATION TABLE
                                     March 31, 2012



COLUMN 1                      COLUMN  2        COLUMN 3      COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                          VALUE      SHRS OR  SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP         (x$1,000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED NONE

APPLE INC                     COM              037833100     9,953       16,600  SH         DEFINED        (1)      16,600
BERKSHIRE HATHAWAY INC DEL    CL B NEW         84670702      2,029       25,000       PUT   DEFINED        (1)      25,000
BP PLC                        SPONSORED ADR    055622104     3,797       84,373  SH         DEFINED        (1)      84,373
CELSION CORPORATION           COM NEW          15117N305       228      120,000  SH         DEFINED        (1)     120,000
COCA COLA CO                  COM              191216100     3,804       51,400       CALL  DEFINED        (1)      51,400
COCA COLA CO                  COM              191216100     7,401      100,000  SH         DEFINED        (1)     100,000
CODEXIS INC                   COM              192005106     1,522      417,040  SH         DEFINED        (1)     417,040
DURECT CORP                   COM              266605104     2,407    3,008,773  SH         DEFINED        (1)   3,008,773
FURIEX PHARMACEUTICALS INC    COM              36106P101     8,786      371,804  SH         DEFINED        (1)     371,804
GOOGLE INC                    CL A             38259P508     3,265        5,091  SH         DEFINED        (1)       5,091
INTERNET PATENTS CORP         COM              46063G101       131       39,800  SH         DEFINED        (1)      39,800
KINDER MORGAN INC DEL         COM              49456B101    11,595      300,000       CALL  DEFINED        (1)     300,000
LONCOR RESOURCES INC          COM              54179W101       258      172,100  SH         DEFINED        (1)     172,100
LTX-CREDENCE CORP             COM NEW          502403207     2,948      410,000  SH         DEFINED        (1)     410,000
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100     1,982       40,000  SH         DEFINED        (1)      40,000
MICROSOFT CORP                COM              594918104     2,171       67,300  SH         DEFINED        (1)      67,300
MYRIAD GENETICS INC           COM              62855J104       944       39,900  SH         DEFINED        (1)      39,900
MYRIAD GENETICS INC           COM              62855J104     2,657      112,300       PUT   DEFINED        (1)     112,300
NABI BIOPHARMACEUTICALS       COM              629519109     2,184    1,174,335  SH         DEFINED        (1)   1,174,335
NAVIOS MARITIME HOLDINGS INC  COM              Y62196103     1,027      244,581  SH         DEFINED        (1)     244,581
ONCOTHYREON INC               COM              682324108     1,199      275,000  SH         DEFINED        (1)     275,000
PAN AMERICAN SILVER CORP      COM              697900108       374       16,949  SH         DEFINED        (1)      16,949
PHH CORP                      NOTE 6.000% 6/1  693320AQ6     2,205    1,500,000  PRN        DEFINED        (1)   1,500,000
PHH CORP                      COM NEW          693320202     2,906      187,854  SH         DEFINED        (1)     187,854
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104    12,835      190,000       CALL  DEFINED        (1)     190,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104       135        2,000  SH         DEFINED        (1)       2,000
SELECT INCOME REIT            COM SH BEN INT   81618T100       689       30,493  SH         DEFINED        (1)      30,493
SPDR S&P 500 ETF TR           TR UNIT          78462F103    84,486      600,000       CALL  DEFINED        (1)     600,000
TFS FINL CORP                 COM              87240R107     3,007      316,553  SH         DEFINED        (1)     316,553
WPX ENERGY INC                COM              98212B103     4,052      225,000  SH         DEFINED        (1)     225,000

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